FINANCIAL RISK MANAGEMENT - Cash and cash equivalents (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Impairment loss (reversal of impairment loss), cash and cash equivalents	₽ (12)	₽ 14
Russia
Cash and cash equivalents
Percentage of cash and cash equivalents with banks	83.00%	22.00%